Cover	Jun. 18, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002110039
Document Type	S-6
Entity Registrant Name	Advisors Disciplined Trust 2344
Document Period End Date	Jun. 18, 2026